DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 7.8%
Adbri Ltd.	5,096	$11,603
AGL Energy Ltd.	28,603	284,528
ALS Ltd.	2,691	18,936
Altium Ltd.	426	11,125
Alumina Ltd.	26,301	33,915
Ampol Ltd.	7,212	162,879
Ansell Ltd.	8,723	240,583
APA Group (a)	12,265	93,538
Aristocrat Leisure Ltd.*	3,821	90,265
ASX Ltd.	2,139	121,535
Atlas Arteria Ltd. (a)	3,204	15,298
Aurizon Holdings Ltd.	37,728	118,150
AusNet Services	43,761	59,815
Australia & New Zealand Banking Group Ltd.	472	7,874
Bank of Queensland Ltd. (b)	1,674	9,523
Bendigo & Adelaide Bank Ltd.	1,868	12,250
BHP Group Ltd.	2,811	78,854
BHP Group PLC	3,539	80,255
BlueScope Steel Ltd.	3,690	46,495
Brambles Ltd.	32,572	263,048
carsales.com Ltd.	6,293	94,270
Charter Hall Group REIT	16,192	163,814
Cleanaway Waste Management Ltd.	19,226	33,858
Coca-Cola Amatil Ltd.	10,717	99,895
Coles Group Ltd.	13,882	182,689
Commonwealth Bank of Australia	413	24,063
Computershare Ltd.	10,692	112,504
Crown Resorts Ltd.	1,920	13,638
CSL Ltd.	273	59,821
CSR Ltd.	15,927	56,684
Deterra Royalties Ltd.*	2,917	9,887
Dexus REIT	17,211	123,902
Domino’s Pizza Enterprises Ltd.	737	40,197
Evolution Mining Ltd.	4,427	16,212
Fortescue Metals Group Ltd.	1,824	24,501
Goodman Group REIT	21,276	292,851
GPT Group REIT	24,055	83,662
Harvey Norman Holdings Ltd.	26,623	90,435
IDP Education Ltd.	374	6,743
Iluka Resources Ltd.	2,917	11,478
Incitec Pivot Ltd.*	1,724	2,909
Insurance Australia Group Ltd.	6,497	24,655
JB Hi-Fi Ltd.	7,377	248,468
Macquarie Group Ltd.	628	64,168
Magellan Financial Group Ltd.	1,869	81,501
Medibank Pvt Ltd.	76,350	160,337
Metcash Ltd.	2,079	4,519
Mineral Resources Ltd.	1,940	46,215
Mirvac Group REIT	29,548	56,173
National Australia Bank Ltd.	784	13,223
Newcrest Mining Ltd.	3,068	60,879
Orica Ltd.	4,753	56,561
Origin Energy Ltd.	2,055	7,844
Orora Ltd.	37,657	73,531
OZ Minerals Ltd.	5,520	66,380
Perpetual Ltd.	1,558	38,424
Platinum Asset Management Ltd.	4,058	12,439
QBE Insurance Group Ltd.	8,284	61,041
Qube Holdings Ltd.	8,737	18,412
Ramsay Health Care Ltd.	542	25,180
REA Group Ltd.	525	56,186
Rio Tinto Ltd.	4,970	371,342
Scentre Group REIT	11,845	24,438
SEEK Ltd.	2,510	48,179
Shopping Centres Australasia Property Group REIT	14,910	28,125
Sonic Healthcare Ltd.	9,824	238,447
South32 Ltd.	17,068	30,184
Stockland REIT	2,087	6,997
Suncorp Group Ltd.	3,991	29,672
Sydney Airport (a)	4,746	23,465
Tabcorp Holdings Ltd.	4,545	12,860
Telstra Corp. Ltd.	17,895	40,481
TPG Telecom Ltd.*	187	1,057
Transurban Group (a)	3,560	36,777
Treasury Wine Estates Ltd.	1,232	7,798
Washington H Soul Pattinson & Co. Ltd.	2,826	60,471
Wesfarmers Ltd.	5,791	211,008
Westpac Banking Corp.	814	12,074
Woodside Petroleum Ltd.	4,139	68,225
Woolworths Group Ltd.	2,571	70,056

(Cost $4,937,320)		5,802,274

Austria - 0.2%
ANDRITZ AG	1,928	81,504
Telekom Austria AG	4,063	29,890
Verbund AG	108	7,603
voestalpine AG	1,025	32,908

(Cost $115,598)		151,905

Belgium - 1.2%
Ackermans & van Haaren NV	252	36,776
Ageas SA/NV	227	11,193
Elia Group SA/NV	362	41,051
Etablissements Franz Colruyt NV	2,271	135,883
Groupe Bruxelles Lambert SA	293	28,628
KBC Group NV*	113	7,894
Proximus SADP	2,290	47,965
Sofina SA	788	250,733
Solvay SA	422	48,380
Telenet Group Holding NV	669	28,649
UCB SA	825	88,383

Umicore SA	3,168	142,374

(Cost $773,199)		867,909

Cambodia - 0.0%
NagaCorp Ltd.
(Cost $16,470)	12,655	16,161

Canada - 4.4%
Agnico Eagle Mines Ltd.	458	30,080
Alimentation Couche-Tard, Inc., Class B	6,669	221,957
Bank of Montreal	270	19,445
Barrick Gold Corp.	360	8,281
BCE, Inc.	1,038	45,096
Brookfield Asset Management, Inc., Class A	389	15,744
Canadian Imperial Bank of Commerce	271	22,895
Canadian National Railway Co.	800	83,957
Canadian Pacific Railway Ltd.	500	161,884
Canadian Tire Corp. Ltd., Class A	744	95,286
Canadian Utilities Ltd., Class A	3,022	75,649
CGI, Inc.*	1,325	98,064
Constellation Software, Inc.	85	105,489
Dollarama, Inc.	1,760	72,198
Enbridge, Inc.	1,383	43,286
Fairfax Financial Holdings Ltd.	266	91,424
Fortis, Inc.	3,826	154,380
Franco-Nevada Corp.	753	100,448
George Weston Ltd.	1,486	110,209
Great-West Lifeco, Inc.	371	8,649
Hydro One Ltd., 144A	6,126	143,235
IGM Financial, Inc.	1,843	48,852
Imperial Oil Ltd. (b)	399	6,921
Intact Financial Corp.	698	78,256
Loblaw Cos. Ltd.	1,172	58,062
Magna International, Inc.	5,075	311,886
Manulife Financial Corp.	1,116	19,058
Metro, Inc.	7,303	336,212
National Bank of Canada	716	39,748
Nutrien Ltd.	1,122	55,498
Power Corp. of Canada	1,172	26,444
Restaurant Brands International, Inc.	133	7,596
Rogers Communications, Inc., Class B	2,401	113,501
Royal Bank of Canada	98	8,021
Saputo, Inc.	505	14,041
Shaw Communications, Inc., Class B	10,163	177,082
Sun Life Financial, Inc.	910	40,497
Suncor Energy, Inc.	620	9,937
TC Energy Corp.	1,402	61,807
TELUS Corp.	2,832	54,743
Thomson Reuters Corp.	645	51,236
Toronto-Dominion Bank	198	10,585
Wheaton Precious Metals Corp.	634	24,525

(Cost $2,781,029)		3,262,164

Chile - 0.1%
Antofagasta PLC
(Cost $31,220)	2,303	38,540

China - 0.2%
Lenovo Group Ltd.	68,366	48,767
Tingyi Cayman Islands Holding Corp.	20,529	34,636
Uni-President China Holdings Ltd.	14,800	13,344
Want Want China Holdings Ltd.	105,306	71,857

(Cost $170,709)		168,604

Cyprus - 0.1%
Polymetal International PLC
(Cost $42,346)	3,091	64,458

Czech Republic - 0.0%
Avast PLC, 144A
(Cost $2,755)	751	5,093

Denmark - 1.8%
A.P. Moller - Maersk A/S, Class A	28	53,187
A.P. Moller - Maersk A/S, Class B	22	45,025
Carlsberg A/S, Class B	1,079	160,987
Chr Hansen Holding A/S*	1,111	107,949
Coloplast A/S, Class B	729	109,142
Danske Bank A/S*	976	16,132
Demant A/S*	625	23,604
DSV PANALPINA A/S	25	3,956
Genmab A/S*	108	41,551
GN Store Nord AS	1,700	138,787
ISS A/S*	748	13,710
Novo Nordisk A/S, Class B	641	43,235
Novozymes A/S, Class B	3,344	191,800
Orsted AS, 144A	213	38,475
Pandora A/S	438	43,993
ROCKWOOL International A/S, Class B	123	45,069
Tryg A/S	1,673	48,637
Vestas Wind Systems A/S	945	193,708

(Cost $934,347)		1,318,947

Finland - 2.3%
Elisa OYJ	3,214	173,007
Fortum OYJ	3,105	71,331
Huhtamaki OYJ	1,959	98,655
Kesko OYJ, Class B	5,365	141,188
Kojamo OYJ	15,072	315,510
Kone OYJ, Class B	2,329	195,908
Neles OYJ	1,691	21,886
Neste OYJ	645	43,346
Nokian Renkaat OYJ	4,108	144,766
Orion OYJ, Class B	3,101	146,374
Sampo OYJ, Class A	755	32,721
Stora Enso OYJ, Class R	3,928	66,580
UPM-Kymmene OYJ	7,760	256,383
Wartsila OYJ Abp	1,776	16,745

(Cost $1,428,221)		1,724,400

France - 3.4%
Accor SA*	82	2,820
Air Liquide SA (b)	226	37,212

Alstom SA*	2,270	121,367
Amundi SA, 144A*	257	20,536
Arkema SA	648	75,746
Atos SE*	1,001	92,056
BioMerieux	252	36,414
Bollore SA	9,865	38,399
Bouygues SA	2,133	85,169
Bureau Veritas SA*	1,965	50,866
Capgemini SE	488	67,890
Carrefour SA	2,861	46,989
Cie de Saint-Gobain*	1,545	73,593
Cie Generale des Etablissements Michelin SCA	1,598	199,659
Cie Plastic Omnium SA	253	8,764
Danone SA	298	19,199
Dassault Aviation SA*	3	3,104
Dassault Systemes SE	32	5,935
Edenred	546	31,304
Eiffage SA*	784	77,033
Electricite de France SA*	131	1,992
Engie SA*	4,048	59,898
EssilorLuxottica SA*	123	17,855
Gecina SA REIT	715	108,878
Getlink SE*	1,422	23,729
Hermes International	6	5,867
ICADE REIT	76	5,632
Iliad SA	328	66,779
Imerys SA	310	12,756
Ipsen SA	97	9,381
JCDecaux SA*	370	8,338
Kering SA	16	11,579
La Francaise des Jeux SAEM, 144A	351	14,679
Legrand SA	1,623	137,803
L’Oreal SA	41	15,047
Orange SA (b)	6,261	79,313
Orpea SA*	278	34,851
Pernod Ricard SA	70	13,397
Peugeot SA*	553	13,075
Publicis Groupe SA	881	40,141
Remy Cointreau SA	113	20,140
Rexel SA*	2,292	31,050
Rubis SCA	705	30,258
Sanofi	204	20,671
Sartorius Stedim Biotech	49	17,760
Schneider Electric SE	685	95,583
SEB SA	334	59,610
Sodexo SA	210	17,423
Suez SA	3,550	68,517
Teleperformance	341	113,887
Thales SA	160	14,749
TOTAL SE	29	1,243
Veolia Environnement SA	6,480	149,292
Vinci SA	311	31,808
Vivendi SA	1,828	55,060
Wendel SE	180	20,401
Worldline SA, 144A*	241	22,342

(Cost $2,121,492)		2,544,839

Germany - 3.5%
adidas AG*	51	16,307
Allianz SE	19	4,492
BASF SE	1,288	94,492
Bayer AG	538	31,064
Bayerische Motoren Werke AG	361	31,541
Bechtle AG	470	102,717
Beiersdorf AG	380	42,610
Brenntag AG	2,317	177,548
Carl Zeiss Meditec AG	163	21,799
Continental AG	114	15,573
Covestro AG, 144A	1,324	74,041
CTS Eventim AG & Co. KGaA*	106	6,435
Daimler AG	302	20,393
Delivery Hero SE, 144A*	102	12,354
Deutsche Boerse AG	53	8,860
Deutsche Lufthansa AG*(b)	792	9,138
Deutsche Post AG	2,425	117,482
Deutsche Telekom AG	2,991	54,079
Deutsche Wohnen SE	5,245	263,762
E.ON SE	3,468	37,651
Evonik Industries AG	1,996	60,431
Fielmann AG*	320	23,828
Fresenius Medical Care AG & Co. KGaA	573	48,322
Fresenius SE & Co. KGaA	704	31,580
FUCHS PETROLUB SE	674	30,879
GEA Group AG	1,364	46,844
Hannover Rueck SE	127	21,314
HeidelbergCement AG	825	58,758
Hella GmbH & Co. KGaA*	102	5,869
Henkel AG & Co. KGaA	245	23,709
HOCHTIEF AG	115	11,129
Infineon Technologies AG	592	20,905
KION Group AG	566	43,629
Knorr-Bremse AG	380	48,765
LANXESS AG	436	30,594
LEG Immobilien AG	1,845	263,647
Merck KGaA	416	66,606
MTU Aero Engines AG	68	16,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	87	24,311
Nemetschek SE	94	7,455
ProSiebenSat.1 Media SE*(b)	1,264	18,348
Puma SE*	133	13,262
Rational AG	14	12,476
Rheinmetall AG	219	19,532
RWE AG	1,566	65,133
SAP SE	1	122

Scout24 AG, 144A	624	47,846
Siemens AG	188	25,187
Siemens Energy AG*	94	2,800
Siemens Healthineers AG, 144A	335	15,448
Suedzucker AG	533	8,480
Symrise AG	378	47,477
TeamViewer AG, 144A*	324	15,476
Telefonica Deutschland Holding AG	11,960	33,105
Traton SE	1,025	26,907
Uniper SE	3,225	109,560
United Internet AG	1,601	64,022
Vonovia SE	319	21,934
Zalando SE, 144A*	118	11,970

(Cost $2,084,010)		2,586,100

Hong Kong - 3.5%
AIA Group Ltd.	2,800	30,682
ASM Pacific Technology Ltd.	1,136	14,214
Bank of East Asia Ltd.	10,400	23,101
BOC Hong Kong Holdings Ltd.	8,500	27,685
Budweiser Brewing Co. APAC Ltd., 144A	3,300	11,365
Cafe de Coral Holdings Ltd.	6,104	13,149
Cathay Pacific Airways Ltd.*	8,680	8,129
China Travel International Investment Hong Kong Ltd.*	72,000	10,123
Chow Tai Fook Jewellery Group Ltd.	13,440	17,614
CK Asset Holdings Ltd.	29,350	160,710
CK Hutchison Holdings Ltd.	17,959	130,306
CK Infrastructure Holdings Ltd.	4,782	24,457
CLP Holdings Ltd.	8,474	79,575
Dairy Farm International Holdings Ltd. (b)	2,265	9,219
ESR Cayman Ltd., 144A*	7,200	21,686
First Pacific Co. Ltd.	9,979	3,051
Galaxy Entertainment Group Ltd.	3,000	22,831
Hang Lung Group Ltd.	54,087	135,906
Hang Lung Properties Ltd.	26,437	65,543
Hang Seng Bank Ltd.	993	17,305
Henderson Land Development Co. Ltd.	8,309	34,833
Hong Kong & China Gas Co. Ltd.	19,383	29,853
Hong Kong Exchanges & Clearing Ltd.	1,153	57,319
Hongkong Land Holdings Ltd.	1,744	7,098
Hutchison Port Holdings Trust, Class U	70,200	13,198
Hutchison Telecommunications Hong Kong Holdings Ltd.	132,000	20,943
Hysan Development Co. Ltd.	32,656	131,214
Jardine Matheson Holdings Ltd.	600	31,842
Jardine Strategic Holdings Ltd.	300	7,167
Johnson Electric Holdings Ltd.	3,911	9,222
Kerry Logistics Network Ltd.	41,617	91,152
Kerry Properties Ltd.	27,239	69,709
Lee & Man Paper Manufacturing Ltd.	55,000	44,695
Lifestyle International Holdings Ltd.*	13,000	11,285
Man Wah Holdings Ltd.	7,600	13,999
MTR Corp. Ltd.	4,162	22,575
New World Development Co. Ltd.	30,582	155,030
NWS Holdings Ltd.	11,044	10,556
PCCW Ltd.	168,326	102,266
Power Assets Holdings Ltd.	19,878	104,614
Shangri-La Asia Ltd.*	14,000	12,786
Shun Tak Holdings Ltd.	83,548	26,403
Sino Land Co. Ltd.	24,661	33,719
SITC International Holdings Co. Ltd.	66,619	128,039
SJM Holdings Ltd.	22,000	25,739
Sun Art Retail Group Ltd.	5,079	5,333
Sun Hung Kai Properties Ltd.	7,237	96,618
Swire Pacific Ltd., Class A	3,503	20,108
Swire Pacific Ltd., Class B	8,860	8,800
Swire Properties Ltd.	6,834	20,848
Techtronic Industries Co. Ltd.	4,571	58,578
Vinda International Holdings Ltd.	7,000	20,000
Vitasoy International Holdings Ltd. (b)	7,472	30,746
VTech Holdings Ltd.	4,974	38,303
WH Group Ltd., 144A	77,139	62,985
Wharf Holdings Ltd.	9,538	23,597
Wharf Real Estate Investment Co. Ltd.	980	4,557
Xinyi Glass Holdings Ltd.	59,394	133,306
Yue Yuen Industrial Holdings Ltd.	7,294	14,997

(Cost $2,460,946)		2,560,683

Ireland - 1.1%
CRH PLC	3,156	123,748
DCC PLC	985	74,720
Experian PLC	2,216	78,281
Flutter Entertainment PLC*	148	27,080
Glanbia PLC	4,725	58,216
James Hardie Industries PLC CDI*	5,335	155,082
Kerry Group PLC, Class A	484	67,970
Kingspan Group PLC*	821	71,839
Smurfit Kappa Group PLC	3,788	160,818

(Cost $597,298)		817,754

Israel - 1.1%
Airport City Ltd.*	1,935	26,165
Alony Hetz Properties & Investments Ltd.	2,563	33,641
Amot Investments Ltd.	4,950	26,286
Azrieli Group Ltd.	418	25,548
Bank Hapoalim BM*	2,852	18,700
Bank Leumi Le-Israel BM	6,660	37,442
Bezeq The Israeli Telecommunication Corp. Ltd.*	39,205	42,397
Elbit Systems Ltd.	254	32,548
Electra Ltd.	114	52,396
Energix-Renewable Energies Ltd.	3,040	12,510
First International Bank of Israel Ltd.	519	12,976
ICL Group Ltd.	15,424	73,271
Israel Discount Bank Ltd., Class A	6,047	20,492
Melisron Ltd.	273	13,398

Mivne Real Estate KD Ltd.	14,245	35,434
Mizrahi Tefahot Bank Ltd.	1,031	22,043
Nice Ltd.*	778	187,217
Paz Oil Co. Ltd.	163	16,266
Shapir Engineering and Industry Ltd.	2,184	16,190
Shufersal Ltd.	2,663	20,797
Strauss Group Ltd.	1,431	43,905
Tower Semiconductor Ltd.*	1,937	47,590

(Cost $645,445)		817,212

Italy - 1.7%
A2A SpA	48,522	74,178
Amplifon SpA*	418	16,785
Assicurazioni Generali SpA	522	8,942
Atlantia SpA*	1,052	19,228
Buzzi Unicem SpA	1,473	35,963
Buzzi Unicem SpA-RSP	1,139	18,639
Davide Campari-Milano NV	2,246	26,045
DiaSorin SpA	264	55,770
Enel SpA	5,200	52,063
Eni SpA	1,473	14,630
Ferrari NV	801	169,402
Hera SpA	18,450	67,534
Infrastrutture Wireless Italiane SpA, 144A	1,612	20,806
Italgas SpA	13,516	86,983
Moncler SpA*	1,360	66,960
Pirelli & C SpA, 144A*	1,215	6,540
Poste Italiane SpA, 144A	427	4,364
Prysmian SpA	6,620	217,214
Recordati Industria Chimica e Farmaceutica SpA	631	33,687
Snam SpA	14,622	82,259
Telecom Italia SpA	63,603	29,862
Telecom Italia SpA-RSP	21,892	11,143
Terna Rete Elettrica Nazionale SpA	14,483	108,660
UnipolSai Assicurazioni SpA (b)	2,449	6,527

(Cost $1,033,164)		1,234,184

Japan - 31.8%
ABC-Mart, Inc.	563	29,372
Acom Co. Ltd.	3,900	18,738
Advance Residence Investment Corp. REIT	4	11,566
Advantest Corp.	100	6,962
Aeon Co. Ltd.	11,349	337,940
Aeon Mall Co. Ltd.	2,000	32,127
AGC, Inc.	2,500	83,313
Aica Kogyo Co. Ltd.	2,714	96,041
Ain Holdings, Inc.	900	61,367
Air Water, Inc.	1,300	21,456
Aisin Seiki Co. Ltd.	2,293	68,059
Ajinomoto Co., Inc.	3,500	73,189
Alfresa Holdings Corp.	5,870	117,653
Alps Alpine Co. Ltd.	900	11,289
Amada Co. Ltd.	4,943	47,688
Amano Corp.	1,100	25,887
ANA Holdings, Inc.*(b)	743	17,938
Anritsu Corp.	900	20,533
Ariake Japan Co. Ltd.	212	14,049
As One Corp.	200	30,765
Asahi Group Holdings Ltd.	792	30,662
Asahi Intecc Co. Ltd.	616	22,596
Asahi Kasei Corp.	4,119	37,807
ASKUL Corp.	509	20,380
Astellas Pharma, Inc.	2,483	35,325
Azbil Corp.	5,613	252,188
Bandai Namco Holdings, Inc.	1,200	109,672
Benesse Holdings, Inc.	2,200	46,247
Bic Camera, Inc.	4,200	45,152
Bridgestone Corp.	4,724	165,085
Brother Industries Ltd.	2,142	41,084
Calbee, Inc.	1,880	55,620
Canon Marketing Japan, Inc.	1,200	25,122
Canon, Inc.	2,922	51,939
Capcom Co. Ltd.	454	25,601
Casio Computer Co. Ltd.	1,398	25,138
Central Japan Railway Co.	156	19,897
Chubu Electric Power Co., Inc.	10,331	124,586
Chugai Pharmaceutical Co. Ltd.	300	14,512
Chugoku Electric Power Co., Inc.	12,583	160,131
COMSYS Holdings Corp.	7,334	217,330
Concordia Financial Group Ltd.	2,900	10,318
Cosmos Pharmaceutical Corp.	490	84,584
CyberAgent, Inc.	300	20,571
Dai Nippon Printing Co. Ltd.	9,807	183,961
Daicel Corp.	4,027	28,346
Daido Steel Co. Ltd.	555	23,100
Daifuku Co. Ltd.	326	37,829
Dai-ichi Life Holdings, Inc.	400	6,308
Daiichi Sankyo Co. Ltd.	900	31,883
Daiichikosho Co. Ltd.	516	16,676
Daikin Industries Ltd.	384	87,148
Daito Trust Construction Co. Ltd.	1,285	126,189
Daiwa House Industry Co. Ltd.	1,502	46,094
Daiwa House REIT Investment Corp. REIT	4	9,640
Daiwa Securities Group, Inc.	3,145	13,696
Denka Co. Ltd.	1,600	49,561
Denso Corp.	1,144	54,076
DIC Corp.	1,100	27,079
Disco Corp.	111	35,394
Dowa Holdings Co. Ltd.	600	19,851
East Japan Railway Co.	547	34,034
Ebara Corp.	1,400	44,843
Eisai Co. Ltd.	300	22,691
Elecom Co. Ltd.	300	13,738
Electric Power Development Co. Ltd.	2,576	34,684
ENEOS Holdings, Inc.	23,820	81,894
Ezaki Glico Co. Ltd.	1,200	50,002

Fancl Corp.	400	16,246
FANUC Corp.	196	47,677
Fast Retailing Co. Ltd.	11	9,066
FP Corp.	1,400	56,188
Fuji Electric Co. Ltd.	988	35,152
Fuji Media Holdings, Inc.	800	8,340
Fuji Oil Holdings, Inc.	1,900	50,946
Fuji Seal International, Inc.	600	11,146
FUJIFILM Holdings Corp.	1,151	62,089
Fujitsu General Ltd.	1,300	39,458
Fujitsu Ltd.	842	117,125
Fukuoka Financial Group, Inc.	600	10,720
Fukuyama Transporting Co. Ltd.	1,000	44,402
Furukawa Electric Co. Ltd.	1,000	25,356
Glory Ltd.	1,388	27,953
GLP J REIT	8	12,114
GS Yuasa Corp.	1,838	44,489
GungHo Online Entertainment, Inc.	500	12,721
Gunma Bank Ltd.	3,100	9,662
Hakuhodo DY Holdings, Inc.	5,869	84,989
Hamamatsu Photonics KK	2,550	143,548
Hankyu Hanshin Holdings, Inc.	1,667	54,514
Haseko Corp.	1,697	18,374
Heiwa Corp.	764	10,411
Hikari Tsushin, Inc.	100	24,042
Hino Motors Ltd.	2,859	24,813
Hirose Electric Co. Ltd.	540	76,436
Hisamitsu Pharmaceutical Co., Inc.	740	43,431
Hitachi Capital Corp.	500	11,479
Hitachi Construction Machinery Co. Ltd.	400	11,090
Hitachi Ltd.	1,346	51,194
Hitachi Metals Ltd.	1,900	27,933
Hitachi Transport System Ltd.	280	8,351
Hokuhoku Financial Group, Inc.	1,100	10,939
Hokuriku Electric Power Co.	9,763	68,816
Honda Motor Co. Ltd.	2,045	56,315
Horiba Ltd.	500	26,852
Hoshizaki Corp.	513	50,820
House Foods Group, Inc.	1,257	43,397
Hoya Corp.	900	120,058
Hulic Co. Ltd.	7,848	79,553
Ibiden Co. Ltd.	600	28,137
Idemitsu Kosan Co. Ltd.	225	4,691
Iida Group Holdings Co. Ltd.	1,500	30,180
Industrial & Infrastructure Fund Investment Corp. REIT	6	10,127
Inpex Corp.	3,299	18,476
Isetan Mitsukoshi Holdings Ltd.	900	4,842
Isuzu Motors Ltd.	2,600	25,383
Ito En Ltd.	600	46,377
ITOCHU Corp.	4,936	130,577
Itochu Techno-Solutions Corp.	1,200	42,407
Itoham Yonekyu Holdings, Inc.	7,500	47,039
Iyo Bank Ltd.	1,600	10,618
Izumi Co. Ltd.	1,800	62,143
J. Front Retailing Co. Ltd.	465	3,733
Japan Airlines Co. Ltd.*	679	12,873
Japan Exchange Group, Inc.	400	9,910
Japan Logistics Fund, Inc. REIT	4	11,316
Japan Post Insurance Co. Ltd.	700	11,681
Japan Tobacco, Inc.	4,764	96,856
JFE Holdings, Inc.*	1,400	12,835
JGC Holdings Corp.	2,200	19,727
JSR Corp.	5,732	158,589
Justsystems Corp.	107	7,214
Kagome Co. Ltd.	265	9,683
Kajima Corp.	7,600	100,070
Kakaku.com, Inc.	786	22,078
Kaken Pharmaceutical Co. Ltd.	1,347	49,217
Kamigumi Co. Ltd.	3,832	66,332
Kandenko Co. Ltd.	8,592	65,753
Kaneka Corp.	1,122	33,786
Kansai Electric Power Co., Inc.	7,411	67,895
Kansai Paint Co. Ltd.	2,088	63,376
Kao Corp.	1,153	86,335
Kawasaki Heavy Industries Ltd.*	543	7,889
KDDI Corp.	3,529	100,937
Keihan Holdings Co. Ltd.	1,010	47,606
Keikyu Corp.	881	15,098
Keio Corp.	619	43,987
Keisei Electric Railway Co. Ltd.	600	20,168
Kewpie Corp.	1,759	36,673
Keyence Corp.	50	25,553
Kikkoman Corp.	973	60,559
Kinden Corp.	10,200	163,650
Kintetsu Group Holdings Co. Ltd.	800	35,521
Kirin Holdings Co. Ltd.	3,112	67,851
Kissei Pharmaceutical Co. Ltd.	300	6,013
Kobayashi Pharmaceutical Co. Ltd.	526	63,307
Koei Tecmo Holdings Co. Ltd.	740	39,386
Koito Manufacturing Co. Ltd.	900	54,203
Kokuyo Co. Ltd.	3,100	39,896
Komatsu Ltd.	2,670	65,038
Konami Holdings Corp.	482	25,285
K’s Holdings Corp.	14,011	170,376
Kubota Corp.	2,100	41,698
Kuraray Co. Ltd.	5,081	50,481
Kurita Water Industries Ltd.	4,228	156,105
Kusuri no Aoki Holdings Co. Ltd.	200	16,687
Kyocera Corp.	1,572	89,895
Kyowa Exeo Corp.	4,872	125,544
Kyowa Kirin Co. Ltd.	1,300	35,344
Kyudenko Corp.	1,799	51,499
Kyushu Electric Power Co., Inc.	15,064	127,273
Kyushu Railway Co.	2,324	48,987
LaSalle Logiport REIT	6	8,988

Lawson, Inc.	2,000	90,722
Lintec Corp.	3,713	76,735
Lion Corp. (b)	3,706	87,714
LIXIL Group Corp.	1,911	45,908
Mabuchi Motor Co. Ltd.	800	35,752
Maeda Road Construction Co. Ltd.	1,900	30,557
Makita Corp.	3,018	156,291
Mani, Inc.	400	9,813
Marubeni Corp.	9,191	53,634
Marui Group Co. Ltd.	879	16,067
Maruichi Steel Tube Ltd.	2,150	45,278
Matsumotokiyoshi Holdings Co. Ltd.	1,497	70,130
Mazda Motor Corp.	1,400	8,284
Mebuki Financial Group, Inc.	4,600	9,440
Medipal Holdings Corp.	4,451	83,791
Megmilk Snow Brand Co. Ltd.	900	19,308
MEIJI Holdings Co. Ltd.	2,869	203,052
MINEBEA MITSUMI, Inc.	871	18,159
MISUMI Group, Inc.	2,140	67,212
Mitsubishi Chemical Holdings Corp.	20,802	115,206
Mitsubishi Corp.	2,536	59,171
Mitsubishi Electric Corp.	13,174	193,741
Mitsubishi Estate Co. Ltd.	2,100	36,331
Mitsubishi Gas Chemical Co., Inc.	8,567	181,897
Mitsubishi Heavy Industries Ltd.	2,313	52,160
Mitsubishi Logistics Corp.	1,300	37,276
Mitsubishi Materials Corp.	700	13,305
Mitsubishi Shokuhin Co. Ltd.	1,500	39,674
Mitsui & Co. Ltd.	9,925	169,422
Mitsui Chemicals, Inc.	4,400	123,761
Mitsui Fudosan Co. Ltd.	1,000	20,921
Mitsui OSK Lines Ltd.	200	5,232
Miura Co. Ltd.	1,857	97,770
Mizuho Financial Group, Inc.	1,080	13,749
Mochida Pharmaceutical Co. Ltd.	261	10,037
MonotaRO Co. Ltd.	300	18,327
Morinaga & Co. Ltd.	500	18,269
Morinaga Milk Industry Co. Ltd.	1,100	53,484
MS&AD Insurance Group Holdings, Inc.	900	26,195
Murata Manufacturing Co. Ltd.	817	71,526
Nabtesco Corp.	800	33,066
Nagase & Co. Ltd.	3,665	50,437
Nagoya Railroad Co. Ltd.	2,576	70,950
Nankai Electric Railway Co. Ltd.	1,718	43,199
NEC Corp.	1,300	70,189
NEC Networks & System Integration Corp.	2,400	42,281
NET One Systems Co. Ltd.	400	14,270
Nexon Co. Ltd.	1,200	36,308
NGK Insulators Ltd.	2,277	36,227
NGK Spark Plug Co. Ltd.	902	16,358
NH Foods Ltd.	2,200	93,992
NHK Spring Co. Ltd.	3,400	20,640
Nichirei Corp.	2,600	70,663
Nidec Corp.	272	34,706
Nifco, Inc.	1,661	58,539
Nihon Kohden Corp.	1,300	41,141
Nihon M&A Center, Inc.	900	63,006
Nihon Unisys Ltd.	900	33,316
Nippo Corp.	4,161	108,818
Nippon Accommodations Fund, Inc. REIT	2	11,067
Nippon Express Co. Ltd.	1,536	102,817
Nippon Kayaku Co. Ltd.	5,700	50,126
Nippon Paper Industries Co. Ltd.	2,130	22,980
Nippon Prologis REIT, Inc. REIT (b)	4	12,563
Nippon Sanso Holdings Corp.	859	14,367
Nippon Shinyaku Co. Ltd.	300	21,462
Nippon Shokubai Co. Ltd.	700	35,042
Nippon Steel Corp.*	4,213	51,574
Nippon Telegraph & Telephone Corp.	2,091	49,430
Nippon Television Holdings, Inc.	1,500	16,356
Nippon Yusen KK	2,000	43,654
Nishi-Nippon Railroad Co. Ltd.	1,700	48,241
Nissan Chemical Corp.	1,683	100,714
Nissan Motor Co. Ltd.*	2,900	13,697
Nissan Shatai Co. Ltd.	1,080	9,342
Nisshin Seifun Group, Inc.	2,978	48,465
Nissin Foods Holdings Co. Ltd.	1,184	97,877
Nitori Holdings Co. Ltd.	532	113,415
Nitto Denko Corp.	2,543	210,707
Noevir Holdings Co. Ltd.	200	8,238
NOF Corp.	3,007	133,516
NOK Corp.	800	8,838
Nomura Holdings, Inc.	3,200	16,081
Nomura Real Estate Holdings, Inc.	1,286	27,872
Nomura Research Institute Ltd.	3,130	105,809
NS Solutions Corp.	600	17,751
NSK Ltd.	2,056	16,661
NTT Data Corp.	717	9,544
Obayashi Corp.	32,262	284,642
OBIC Business Consultants Co. Ltd.	200	14,193
Obic Co. Ltd.	400	90,031
Odakyu Electric Railway Co. Ltd.	1,809	54,908
Oji Holdings Corp.	22,888	104,041
OKUMA Corp.	200	11,546
Olympus Corp.	1,556	33,672
Omron Corp.	1,300	117,564
Ono Pharmaceutical Co. Ltd.	2,477	78,461
Open House Co. Ltd.	345	13,681
Oracle Corp.	200	22,191
Oriental Land Co. Ltd.	100	17,037
ORIX Corp.	5,836	86,917
Osaka Gas Co. Ltd.	12,729	244,631
OSG Corp.	900	16,287
Otsuka Corp.	1,708	82,882
Otsuka Holdings Co. Ltd.	1,034	42,064
PALTAC Corp.	1,582	90,725

Pan Pacific International Holdings Corp.	7,199	170,318
Panasonic Corp.	5,372	57,313
Park24 Co. Ltd.*	564	8,416
Penta-Ocean Construction Co. Ltd.	6,720	50,074
Persol Holdings Co. Ltd.	629	11,533
Pigeon Corp.	800	35,752
Pilot Corp.	448	12,713
Pola Orbis Holdings, Inc. (b)	600	11,997
Rakuten, Inc.	2,415	27,074
Recruit Holdings Co. Ltd.	826	34,854
Relo Group, Inc.	200	5,587
Rengo Co. Ltd.	8,912	67,946
Resona Holdings, Inc.	4,000	14,028
Resorttrust, Inc.	600	9,368
Ricoh Co. Ltd.	1,200	8,021
Rinnai Corp.	1,517	177,196
Rohm Co. Ltd.	214	17,875
Rohto Pharmaceutical Co. Ltd.	1,811	59,484
Ryohin Keikaku Co. Ltd.	940	19,354
Sankyo Co. Ltd.	1,209	29,774
Sankyu, Inc.	800	29,499
Santen Pharmaceutical Co. Ltd.	2,900	48,252
Sanwa Holdings Corp.	5,300	64,550
Sapporo Holdings Ltd.	600	11,220
Sawai Pharmaceutical Co. Ltd.	400	18,087
SCSK Corp.	500	29,873
Secom Co. Ltd.	1,835	182,928
Sega Sammy Holdings, Inc.	3,900	54,867
Seibu Holdings, Inc.	600	5,955
Seiko Epson Corp.	851	12,707
Seino Holdings Co. Ltd.	11,600	162,639
Sekisui Chemical Co. Ltd.	8,501	146,989
Sekisui House Ltd.	21,936	395,069
Seven & i Holdings Co. Ltd.	4,100	130,264
Seven Bank Ltd.	11,400	25,036
SG Holdings Co. Ltd.	2,444	73,127
Shikoku Electric Power Co., Inc.	3,400	23,150
Shimadzu Corp.	3,296	118,691
Shimamura Co. Ltd.	700	72,501
Shimano, Inc.	566	134,288
Shimizu Corp.	20,446	155,490
Shin-Etsu Chemical Co. Ltd.	600	98,595
Shionogi & Co. Ltd.	1,500	80,456
Ship Healthcare Holdings, Inc.	719	35,855
Shizuoka Bank Ltd.	1,500	10,674
SHO-BOND Holdings Co. Ltd.	1,549	77,246
Shochiku Co. Ltd.	118	14,722
Showa Denko KK	700	13,003
SKY Perfect JSAT Holdings, Inc.	4,900	22,227
Skylark Holdings Co. Ltd.	946	14,343
SMC Corp.	84	53,425
SoftBank Corp.	2,305	28,394
Sohgo Security Services Co. Ltd.	1,087	58,272
Sojitz Corp.	13,300	29,208
Sompo Holdings, Inc.	800	30,765
Sony Corp.	708	65,888
Sotetsu Holdings, Inc.	1,600	39,112
Square Enix Holdings Co. Ltd.	300	18,442
Stanley Electric Co. Ltd.	2,531	74,516
Subaru Corp.	1,964	39,045
Sugi Holdings Co. Ltd.	2,335	155,182
Sumitomo Bakelite Co. Ltd.	300	9,264
Sumitomo Chemical Co. Ltd.	4,400	15,613
Sumitomo Corp.	5,732	70,719
Sumitomo Electric Industries Ltd.	10,626	121,673
Sumitomo Forestry Co. Ltd.	883	16,098
Sumitomo Heavy Industries Ltd.	849	18,344
Sumitomo Metal Mining Co. Ltd.	1,969	73,397
Sumitomo Mitsui Financial Group, Inc.	500	14,538
Sumitomo Mitsui Trust Holdings, Inc.	400	11,704
Sumitomo Osaka Cement Co. Ltd.	900	26,670
Sumitomo Realty & Development Co. Ltd.	771	25,176
Sumitomo Rubber Industries Ltd.	1,400	12,392
Sundrug Co. Ltd.	2,788	117,108
Suntory Beverage & Food Ltd.	974	35,635
Sushiro Global Holdings Ltd.	1,984	63,168
Suzuken Co. Ltd.	384	14,693
Suzuki Motor Corp.	542	29,128
Sysmex Corp.	427	44,758
T&D Holdings, Inc.	1,341	15,677
Taiheiyo Cement Corp.	1,100	29,601
Taisei Corp.	4,934	174,600
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,368
Taiyo Yuden Co. Ltd.	400	18,164
Takashimaya Co. Ltd.	1,600	12,321
Takeda Pharmaceutical Co. Ltd.	300	10,774
TBS Holdings, Inc.	1,472	26,384
TDK Corp.	610	86,111
TechnoPro Holdings, Inc.	329	27,765
Teijin Ltd.	6,220	106,416
Terumo Corp.	616	24,498
TIS, Inc.	3,000	59,784
Tobu Railway Co. Ltd.	3,100	93,052
Toda Corp.	16,600	97,586
Toho Co. Ltd.	1,359	57,605
Toho Gas Co. Ltd.	3,749	245,559
Tohoku Electric Power Co., Inc.	28,419	238,472
Tokai Rika Co. Ltd.	1,200	18,378
Tokio Marine Holdings, Inc.	600	29,863
Tokyo Century Corp.	200	13,253
Tokyo Electric Power Co. Holdings, Inc.*	7,004	18,270
Tokyo Electron Ltd.	211	71,773
Tokyo Gas Co. Ltd.	8,559	192,439
Tokyo Ohka Kogyo Co. Ltd.	300	18,931
Tokyo Tatemono Co. Ltd.	1,100	15,117
Tokyu Corp.	1,900	23,086

Tokyu Fudosan Holdings Corp.	1,422	6,900
Toppan Printing Co. Ltd.	10,965	149,845
Toray Industries, Inc.	9,000	48,860
Toshiba TEC Corp.	891	32,043
Tosoh Corp.	9,841	155,342
TOTO Ltd.	2,480	140,559
Toyo Seikan Group Holdings Ltd.	1,500	14,486
Toyo Suisan Kaisha Ltd.	4,300	211,546
Toyobo Co. Ltd.	2,600	32,539
Toyoda Gosei Co. Ltd.	1,884	51,167
Toyota Boshoku Corp.	1,700	22,335
Toyota Industries Corp.	698	50,472
Toyota Motor Corp.	100	6,712
Toyota Tsusho Corp.	1,723	59,650
Trend Micro, Inc.	1,039	56,496
TS Tech Co. Ltd.	2,429	71,047
Tsuruha Holdings, Inc.	1,228	179,946
TV Asahi Holdings Corp.	1,500	24,224
Ube Industries Ltd.	3,193	54,352
Unicharm Corp.	1,377	66,859
Ushio, Inc.	601	7,579
USS Co. Ltd.	3,100	64,928
Wacoal Holdings Corp.	1,000	19,190
Welcia Holdings Co. Ltd.	1,942	78,127
West Japan Railway Co.	536	24,488
Yakult Honsha Co. Ltd.	1,000	47,710
Yamada Holdings Co. Ltd.	30,757	146,300
Yamaguchi Financial Group, Inc.	1,600	10,004
Yamaha Corp.	981	56,071
Yamaha Motor Co. Ltd.	800	15,421
Yamato Holdings Co. Ltd.	6,000	151,733
Yamato Kogyo Co. Ltd.	1,300	32,988
Yamazaki Baking Co. Ltd. (b)	2,953	49,049
Yaoko Co. Ltd.	1,200	82,167
Yaskawa Electric Corp.	100	4,824
Yokogawa Electric Corp.	1,400	24,758
Yokohama Rubber Co. Ltd.	900	13,145
Z Holdings Corp.	782	4,927
Zenkoku Hosho Co. Ltd.	1,338	61,270
Zensho Holdings Co. Ltd.	1,400	35,042
Zeon Corp.	2,559	31,731

(Cost $21,659,518)		23,525,226

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $67,541)	2,464	85,792

Luxembourg - 0.2%
Aroundtown SA*	11,038	76,819
Eurofins Scientific SE*	490	39,893
L’Occitane International SA	7,250	15,318
RTL Group SA*	820	37,803
Tenaris SA	729	5,656

(Cost $188,359)		175,489

Macau - 0.0%
Sands China Ltd.
(Cost $18,322)	4,133	16,953

Netherlands - 2.2%
Aalberts NV	1,108	48,112
Akzo Nobel NV	1,355	144,353
ASM International NV	277	49,089
ASML Holding NV	41	17,845
ASR Nederland NV	643	24,059
Euronext NV, 144A	802	85,382
EXOR NV	103	7,193
Heineken Holding NV	264	24,459
Heineken NV	63	6,671
IMCD NV	850	106,659
Koninklijke Ahold Delhaize NV	6,613	189,772
Koninklijke DSM NV	968	158,983
Koninklijke KPN NV	46,671	139,514
Koninklijke Philips NV*	1,393	72,251
Koninklijke Vopak NV	1,363	71,787
NN Group NV	875	35,639
QIAGEN NV*	833	40,266
Randstad NV*	3,080	191,584
Signify NV, 144A*	1,680	71,341
Wolters Kluwer NV	1,891	159,020

(Cost $1,290,520)		1,643,979

New Zealand - 1.0%
Auckland International Airport Ltd.*	2,312	12,641
Contact Energy Ltd.	9,863	54,067
Fisher & Paykel Healthcare Corp. Ltd.	9,651	243,635
Fletcher Building Ltd.*	3,768	14,830
Mercury NZ Ltd.	12,032	50,737
Meridian Energy Ltd.	15,945	72,055
Ryman Healthcare Ltd.	7,361	76,203
SKYCITY Entertainment Group Ltd.	5,682	12,180
Spark New Zealand Ltd.	66,142	211,970
Xero Ltd.*	243	23,725

(Cost $468,854)		772,043

Norway - 1.1%
DNB ASA*	58	1,055
Equinor ASA	880	13,930
Gjensidige Forsikring ASA	2,076	45,404
Leroy Seafood Group ASA	6,800	42,689
Mowi ASA	4,894	99,492
Norsk Hydro ASA (b)	12,091	49,147
Orkla ASA	18,680	179,701
Salmar ASA*	1,270	69,906
Schibsted ASA, Class A*	163	6,697
Schibsted ASA, Class B*	833	30,474
Telenor ASA	1,874	32,046
TOMRA Systems ASA	1,921	83,051
Yara International ASA	3,592	145,925

(Cost $734,622)		799,517

Poland - 0.3%
CD Projekt SA*	161	16,731
Cyfrowy Polsat SA	4,346	30,960
Dino Polska SA, 144A*	546	36,740
KGHM Polska Miedz SA*	1,860	73,943
LPP SA*	3	5,499
Polski Koncern Naftowy ORLEN SA	2,431	35,894
Polskie Gornictwo Naftowe i Gazownictwo SA	32,018	40,860
Powszechny Zaklad Ubezpieczen SA*	1,106	7,413

(Cost $260,874)		248,040

Portugal - 0.2%
EDP - Energias de Portugal SA	19,726	105,428
Galp Energia SGPS SA	2,637	28,528
Jeronimo Martins SGPS SA	1,313	22,554

(Cost $140,528)		156,510

Singapore - 3.1%
Ascendas Real Estate Investment Trust REIT	63,391	140,532
Ascott Residence Trust	20,664	16,041
BOC Aviation Ltd., 144A	2,702	24,014
CapitaLand Integrated Commercial Trust REIT	73,074	105,817
CapitaLand Ltd.	36,064	84,258
City Developments Ltd.	5,868	34,165
ComfortDelGro Corp. Ltd.	34,744	42,791
DBS Group Holdings Ltd.	2,900	54,550
Frasers Logistics & Commercial Trust REIT	104,800	107,953
Frasers Property Ltd.	9,900	9,089
Genting Singapore Ltd.	93,100	57,679
Jardine Cycle & Carriage Ltd.	905	13,112
Keppel REIT	11,000	8,621
Keppel Corp. Ltd.	7,762	29,375
Keppel DC REIT	43,300	90,821
Mapletree Commercial Trust REIT	62,491	95,157
Mapletree Industrial Trust REIT	84,651	185,768
Mapletree Logistics Trust REIT	94,781	139,373
Mapletree North Asia Commercial Trust REIT	11,096	7,454
NetLink NBN Trust	74,300	53,519
Olam International Ltd.	14,308	16,234
Oversea-Chinese Banking Corp. Ltd.	7,393	55,626
SATS Ltd.*	5,965	18,433
Sembcorp Industries Ltd.	19,653	26,846
SIA Engineering Co. Ltd.	11,200	16,637
Singapore Airlines Ltd.*	6,727	21,792
Singapore Exchange Ltd.	31,580	209,559
Singapore Post Ltd.	30,700	16,385
Singapore Press Holdings Ltd.	12,666	11,251
Singapore Technologies Engineering Ltd.	37,528	108,127
Singapore Telecommunications Ltd.	19,866	35,441
StarHub Ltd.	37,500	36,109
Suntec Real Estate Investment Trust REIT	34,300	38,660
United Overseas Bank Ltd.	2,700	45,366
UOL Group Ltd.	10,929	60,123
Venture Corp. Ltd.	12,462	175,158
Wilmar International Ltd.	22,300	70,078

(Cost $2,169,713)		2,261,914

South Korea - 3.6%
Amorepacific Corp.	122	19,735
AMOREPACIFIC Group	247	11,741
BNK Financial Group, Inc.	1,086	5,525
Cheil Worldwide, Inc.	1,481	27,772
CJ CheilJedang Corp.	97	31,689
CJ Corp.	272	19,444
CJ ENM Co. Ltd.	175	21,065
CJ Logistics Corp.*	378	56,706
Coway Co. Ltd.*	795	49,860
Daelim Industrial Co. Ltd.	477	34,486
DB Insurance Co. Ltd.	562	22,347
Dongsuh Cos., Inc.	1,013	31,126
Doosan Bobcat, Inc.	617	16,756
E-MART, Inc.	434	60,400
GS Engineering & Construction Corp.	163	4,670
GS Holdings Corp.	791	25,055
Hana Financial Group, Inc.	1,157	35,393
Hankook Tire & Technology Co. Ltd.	2,034	60,107
Hanon Systems	999	13,587
Hanwha Corp.	1,122	26,160
Hanwha Solutions Corp.	314	13,550
Hite Jinro Co. Ltd.	137	3,956
Hyundai Department Store Co. Ltd.	429	27,487
Hyundai Engineering & Construction Co. Ltd.	389	11,812
Hyundai Glovis Co. Ltd.	217	34,907
Hyundai Heavy Industries Holdings Co. Ltd.	41	10,356
Hyundai Marine & Fire Insurance Co. Ltd.	837	16,868
Hyundai Mobis Co. Ltd.	379	83,571
Hyundai Motor Co.	107	17,551
Industrial Bank of Korea	1,202	10,102
Kakao Corp.	33	10,975
Kangwon Land, Inc.	1,148	23,291
KB Financial Group, Inc.	1,940	79,507
KEPCO Plant Service & Engineering Co. Ltd.	507	13,310
Kia Motors Corp.	4,535	236,883
Korea Electric Power Corp.*	1,994	38,653
Korea Zinc Co. Ltd.	216	73,981
Korean Air Lines Co. Ltd.*	805	18,551
KT&G Corp.	1,844	137,481
Kumho Petrochemical Co. Ltd.	243	30,525
LG Chem Ltd.	9	6,507
LG Corp.	994	63,419
LG Display Co. Ltd.*	877	12,086
LG Electronics, Inc.	2,208	170,606
LG Household & Health Care Ltd.	30	41,047
LG Innotek Co. Ltd.	147	20,591
LG Uplus Corp.	2,895	31,264
Lotte Chemical Corp.	73	18,604

LOTTE Fine Chemical Co. Ltd.	466	23,162
LS Corp.	243	13,879
Mando Corp.	362	15,866
NAVER Corp.	101	25,329
NCSoft Corp.	71	51,972
NHN Corp.*	162	10,687
NongShim Co. Ltd.	155	40,202
Orion Corp.	241	25,809
Ottogi Corp.	28	14,069
POSCO	693	146,547
S-1 Corp.	684	48,709
Samsung C&T Corp.	431	46,935
Samsung Card Co. Ltd.	550	16,452
Samsung Electro-Mechanics Co. Ltd.	478	67,388
Samsung Electronics Co. Ltd.	251	15,130
Samsung Fire & Marine Insurance Co. Ltd.	203	34,489
Samsung Life Insurance Co. Ltd.	212	13,660
Samsung SDI Co. Ltd.	18	8,670
Samsung SDS Co. Ltd.	102	15,947
Shinhan Financial Group Co. Ltd.	1,684	49,004
Shinsegae, Inc.	70	14,581
SK Holdings Co. Ltd.	112	21,407
SK Hynix, Inc.	55	4,846
SK Innovation Co. Ltd.	96	15,009
SK Telecom Co. Ltd.	247	53,014
Woori Financial Group, Inc.	1,284	11,406
Yuhan Corp.	268	15,597

(Cost $2,285,084)		2,650,831

Spain - 1.0%
Acciona SA	309	39,439
ACS Actividades de Construccion y Servicios SA	344	10,901
Aena SME SA, 144A*	190	31,046
Amadeus IT Group SA	469	32,236
Bankinter SA	1,574	7,812
EDP Renovaveis SA	1,225	26,025
Enagas SA	3,449	84,247
Endesa SA	1,743	49,977
Ferrovial SA	952	26,556
Ferrovial SA*	9	251
Grifols SA	183	5,199
Iberdrola SA	4,271	58,472
Industria de Diseno Textil SA	592	19,722
Inmobiliaria Colonial Socimi SA REIT	5,881	56,279
Merlin Properties Socimi SA REIT	1,949	17,963
Naturgy Energy Group SA	2,094	48,431
Red Electrica Corp. SA	5,651	115,828
Repsol SA	462	4,453
Siemens Gamesa Renewable Energy SA	547	19,584
Telefonica SA	9,260	40,508
Zardoya Otis SA	6,204	43,785

(Cost $694,507)		738,714

Sweden - 8.4%
Alfa Laval AB*	6,031	152,578
Assa Abloy AB, Class B (b)	4,445	106,111
Atlas Copco AB, Class A	998	50,450
Atlas Copco AB, Class B	780	34,549
Boliden AB	5,945	205,474
Castellum AB	7,252	179,906
Electrolux AB, Series B	3,365	80,920
Elekta AB, Class B	1,319	17,919
Epiroc AB, Class A	6,505	108,420
Epiroc AB, Class B	4,324	68,933
EQT AB	812	18,126
Essity AB, Class B	4,737	150,647
Fastighets AB Balder, Class B*	2,384	119,566
Hennes & Mauritz AB, Class B*	1,788	37,978
Hexagon AB, Class B*	1,076	89,581
Holmen AB, Class B	5,896	255,570
Husqvarna AB, Class B	8,622	92,092
ICA Gruppen AB (b)	796	38,600
Industrivarden AB, Class A*	11,978	371,259
Industrivarden AB, Class C*	9,872	302,057
Investment AB Latour, Class B	2,873	75,876
Investor AB, Class A	1,480	102,132
Investor AB, Class B	4,490	311,736
Kinnevik AB, Class B*	19,770	987,257
L E Lundbergforetagen AB, Class B*	5,080	260,959
Lifco AB, Class B	381	31,238
Lundin Energy AB	617	14,816
Nibe Industrier AB, Class B*	2,965	83,785
Saab AB, Class B*	980	25,767
Sandvik AB*	7,350	165,358
Securitas AB, Class B*	7,338	121,016
Skandinaviska Enskilda Banken AB, Class A*	1,752	18,578
Skanska AB, Class B	6,129	146,097
SKF AB, Class B	7,044	174,004
Svenska Cellulosa AB SCA, Class B*	15,967	258,934
Svenska Handelsbanken AB, Class A*	915	9,321
Sweco AB, Class B	1,905	33,266
Swedbank AB, Class A*	869	15,777
Swedish Match AB	5,021	405,685
Swedish Orphan Biovitrum AB*	434	8,096
Tele2 AB, Class B	7,843	101,182
Telefonaktiebolaget LM Ericsson, Class B	4,652	57,050
Telia Co. AB(b)	20,164	85,753
Trelleborg AB, Class B*	3,041	62,903
Volvo AB, Class A*	542	12,463
Volvo AB, Class B*	5,922	134,929

(Cost $3,939,383)		6,184,714

Switzerland - 4.5%
ABB Ltd.	2,531	67,014
Adecco Group AG	3,469	210,907
Alcon, Inc.*	437	27,988
Baloise Holding AG	161	27,868

Banque Cantonale Vaudoise	74	7,651
Barry Callebaut AG	30	64,653
Chocoladefabriken Lindt & Spruengli AG	1	89,252
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2	17,132
Cie Financiere Richemont SA, Class A	413	34,434
Clariant AG	417	8,402
Coca-Cola HBC AG*	1,493	43,094
DKSH Holding AG	2,159	148,218
EMS-Chemie Holding AG	89	81,646
Flughafen Zurich AG*	165	28,032
Geberit AG	423	255,585
Georg Fischer AG	68	79,470
Givaudan SA	30	122,744
Helvetia Holding AG	54	5,324
Kuehne + Nagel International AG	529	120,198
LafargeHolcim Ltd.*	1,433	75,441
Logitech International SA	3,067	272,314
Lonza Group AG	127	79,906
Nestle SA	214	23,917
Novartis AG	161	14,631
OC Oerlikon Corp. AG	534	5,043
Partners Group Holding AG	129	138,932
PSP Swiss Property AG	1,128	137,932
Roche Holding AG	73	24,114
Schindler Holding AG	155	41,194
Schindler Holding AG Participation Certificates	279	76,430
SGS SA	41	117,253
SIG Combibloc Group AG*	4,415	101,926
Sika AG	49	12,552
Sonova Holding AG*	570	141,729
STMicroelectronics NV	221	8,676
Straumann Holding AG	75	86,325
Sulzer AG	104	10,374
Swatch Group AG - Bearer	278	68,847
Swatch Group AG - Registered	441	21,229
Swiss Life Holding AG	34	15,240
Swiss Prime Site AG	1,692	152,884
Swiss Re AG	57	5,227
Swisscom AG	222	117,707
Temenos AG	45	5,706
UBS Group AG	1,018	14,495
VAT Group AG, 144A	315	66,389
Vifor Pharma AG	244	35,927
Zurich Insurance Group AG	54	22,004

(Cost $2,702,872)		3,333,956

United Kingdom - 8.9%
3i Group PLC	271	3,873
Admiral Group PLC	6,773	258,339
Amcor PLC CDI	29,608	332,050
Ashmore Group PLC	5,709	32,149
Ashtead Group PLC	1,557	66,123
Associated British Foods PLC	2,326	65,522
AstraZeneca PLC	122	12,712
Auto Trader Group PLC, 144A	10,536	78,855
AVEVA Group PLC	234	10,597
Aviva PLC	3,134	13,439
B&M European Value Retail SA	14,504	92,539
BAE Systems PLC	32,333	217,558
Barratt Developments PLC*	3,088	25,560
Bellway PLC	1,382	52,233
Berkeley Group Holdings PLC	2,018	124,577
BP PLC	1,429	4,725
British American Tobacco PLC	1,285	45,282
BT Group PLC	15,149	23,622
Bunzl PLC	6,059	190,821
Burberry Group PLC	187	4,317
Centrica PLC*	18,957	11,166
CNH Industrial NV*	702	7,699
Compass Group PLC	1,870	33,054
ConvaTec Group PLC, 144A	5,644	15,582
Croda International PLC	2,823	224,473
Derwent London PLC	1,428	57,994
Diageo PLC	392	15,072
Direct Line Insurance Group PLC	55,232	218,116
DS Smith PLC*	25,582	113,389
Ferguson PLC	2,086	234,601
Fiat Chrysler Automobiles NV*	1,131	17,677
GlaxoSmithKline PLC	190	3,475
Halma PLC	3,737	110,558
Hargreaves Lansdown PLC	1,790	34,173
HomeServe PLC	3,540	49,388
Howden Joinery Group PLC*	11,842	99,727
IMI PLC	7,060	105,377
Imperial Brands PLC	4,546	82,601
Informa PLC*	575	4,070
InterContinental Hotels Group PLC*	606	37,564
Intertek Group PLC	2,331	171,845
ITV PLC*	11,878	14,919
J Sainsbury PLC	22,009	62,028
Johnson Matthey PLC	3,114	92,459
Kingfisher PLC*	17,676	64,565
Legal & General Group PLC	4,594	15,499
M&G PLC	13,355	33,430
Mondi PLC	8,144	180,269
National Grid PLC	9,659	109,403
Next PLC	782	68,404
Pearson PLC	3,077	26,578
Pennon Group PLC	7,689	97,088
Persimmon PLC	2,480	87,938
Phoenix Group Holdings PLC	1,420	13,589
Reckitt Benckiser Group PLC	140	12,306
RELX PLC	3,901	91,010
Renishaw PLC*	321	23,999

Rentokil Initial PLC*	21,108	140,140
Rightmove PLC*	11,141	92,961
Rio Tinto PLC	1,584	102,226
RSA Insurance Group PLC	4,471	40,231
Sage Group PLC	17,389	140,452
Schroders PLC	570	24,496
Segro PLC REIT	25,854	314,790
Severn Trent PLC	4,782	152,519
Smith & Nephew PLC	2,829	54,802
Smiths Group PLC	711	13,849
Spirax-Sarco Engineering PLC	1,144	170,065
SSE PLC	7,788	139,429
St James’s Place PLC	1,182	16,096
Standard Life Aberdeen PLC	3,696	13,367
Tate & Lyle PLC	21,211	180,611
Taylor Wimpey PLC*	22,730	46,717
Tesco PLC	29,692	89,984
Travis Perkins PLC*	1,116	19,101
Unilever PLC	1,645	100,386
Unilever PLC	893	54,286
United Utilities Group PLC	9,136	109,822
Vodafone Group PLC	29,507	48,722
Wm Morrison Supermarkets PLC	67,356	161,728
WPP PLC	3,556	34,447

(Cost $5,724,604)		6,557,205

United States - 0.2%
Waste Connections, Inc.
(Cost $84,827)	1,054	109,808

TOTAL COMMON STOCKS (Cost $62,605,697)		73,241,918

PREFERRED STOCKS - 0.4%
Germany - 0.4%
FUCHS PETROLUB SE	2,114	121,179
Henkel AG & Co. KGaA	463	49,979
Porsche Automobil Holding SE	816	52,026
Sartorius AG	79	36,099

(Cost $211,259)		259,283

South Korea - 0.0%
Hanwha Corp.	1,241	15,645
Hyundai Motor Co. - 2nd Preferred	55	4,304
LG Electronics, Inc.	365	10,836

(Cost $30,810)		30,785

TOTAL PREFERRED STOCKS (Cost $242,069)		290,068

RIGHTS - 0.0%
Germany - 0.0%
KION Group AG*, expires 12/9/20
(Cost $0)	566	108

Singapore - 0.0%
Ascendas Real Estate Investment Trust*, expires 12/8/20
(Cost $0)	2,345	18

United Kingdom - 0.0%
AVEVA Group PLC*, expires 12/14/20
(Cost $2,082)	181	2,706

TOTAL RIGHTS (Cost $2,082)		2,832

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	826	164

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
(Cost $574,518)	574,518	574,518

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $61,735)	61,735	61,735

TOTAL INVESTMENTS - 100.3% (Cost $63,486,101)		$74,171,235
Other assets and liabilities, net - (0.3%)		(195,937)

NET ASSETS - 100.0%		$73,975,298

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*
7,951	—	(7,485)		1,203	(1,669)	—	—	—	—
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
1,188,901	—	(614,383)	(e)	—	—	37	—	574,518	574,518
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
15,272	7,366,526	(7,320,063)		—	—	22	—	61,735	61,735

1,212,124	7,366,526	(7,941,931)		1,203	(1,669)	59	—	636,253	636,253

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $619,761, which is 0.8% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $85,489.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020 the Xtrackers FTSE Developed ex US Comprehensive Factor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$16,859,126	22.9%
Materials	9,456,649	12.9
Consumer Staples	8,676,116	11.8
Consumer Discretionary	8,004,770	10.9
Financials	6,663,466	9.1
Real Estate	5,612,691	7.6
Utilities	5,123,287	7.0
Information Technology	4,581,348	6.2
Health Care	3,867,059	5.2
Communication Services	3,827,841	5.2
Energy	862,629	1.2

Total	$73,534,982	100.0%

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI EAFE Futures	USD	4	$377,810	$406,600	12/18/2020	$28,790

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$73,241,918	$—	$—	$73,241,918
Preferred Stocks (g)	290,068	—	—	290,068
Rights (g)	2,814	18	—	2,832
Warrants	164	—	—	164
Short-Term Investments (g)	636,253	—	—	636,253
Derivatives (h)
Futures Contracts	28,790	—	—	28,790

TOTAL	$74,200,007	$18	$—	$74,200,025

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.